Related Party Transactions - Schedule of Relationship of Related Parties (Details)	6 Months Ended
Mar. 31, 2026
Panaicia Pty Ltd [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Sole director and sole shareholder is one of the shareholders Mr. Wai Yiu Yau.
Prezario UNO Pty Ltd [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Sole shareholder is the spouse of one of the shareholders Mr. Wai Yiu Yau.
Mr. Wai Yiu Yau [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Director of the Company
Ms. San Man Leng [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Director of the Company
Mr. Ho Chuen Shin [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Director of the Company
Mr. Fan Cheung [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Director of the Company